Debt (Details Textual) In Millions, unless otherwise specified	3 Months Ended									1 Months Ended							3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Sep. 17, 2012 USD ($)	Jan. 26, 2011 USD ($)	Mar. 31, 2013 Senior Secured Credit Facilities [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Term Loan Facility [Member] USD ($)	Jan. 25, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Mar. 31, 2013 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Mar. 31, 2013 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] EUR (€)	Mar. 31, 2013 Senior Notes [Member] USD ($)	Jan. 26, 2011 Senior Notes [Member]
Debt (Textual) [Abstract]
Senior Secured Credit Facilities								$ 375.0	$ 300.0				$ 75.0	$ 3.0		€ 2.3
Issuance cost of the Senior Secured Credit Facilities										9.5							13.0
Borrowings outstanding under credit facilities						0	0				8.0	8.0		0	0
Availability of senior secured revolving facility											67.0
Interest percentage	2.00%																	8.625%
Capital lease obligations	0.3		0.3
Loan amount	693.4			0.5
Maturity period of loan	5 years
Annual principal payments	0.1
Debt (Additional Textual) [Abstract]
Prepayment based upon excess cash flow by Holdings	1.4
Percentage excess cash flow, mandatory prepayments	50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt	25.00%
Leverage Ratio	2.0
Aggregate principal amount of senior notes	400.0		400.0		400.0
Capitalized interest	$ 0.3	$ 0